UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Equity Income Portfolio

Equity Income Portfolio Class (QAAHCX)

This annual shareholder report contains important information about Equity Income Portfolio (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio Class	$78	0.74%

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market eased. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies to support corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in materials led contributors to relative performance. Shares of International Paper fluctuated early on takeover rumors but rose after Andrew Silvernail became CEO in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples also added value, particularly Philip Morris International.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher utilization expectations for the next quarter. In industrials and business services, stock choices also hurt, driven by Boeing.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to consumer staples and energy and a lower allocation to consumer discretionary.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Equity Income Portfolio Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,887	10,180	9,928
2015	9,829	10,194	9,939
2015	8,813	9,455	9,104
2015	9,315	10,048	9,617
2016	9,568	10,145	9,775
2016	9,940	10,412	10,223
2016	10,346	10,870	10,579
2016	11,100	11,327	11,285
2017	11,464	11,978	11,654
2017	11,712	12,339	11,811
2017	12,221	12,903	12,178
2017	12,879	13,721	12,827
2018	12,580	13,633	12,464
2018	12,797	14,163	12,610
2018	13,302	15,172	13,329
2018	11,655	13,002	11,767
2019	12,933	14,828	13,171
2019	13,480	15,435	13,677
2019	13,783	15,614	13,863
2019	14,732	17,035	14,890
2020	10,551	13,475	10,910
2020	11,952	16,443	12,469
2020	12,331	17,957	13,166
2020	14,906	20,593	15,306
2021	16,897	21,900	17,028
2021	17,644	23,705	17,915
2021	17,460	23,681	17,776
2021	18,714	25,877	19,157
2022	19,192	24,512	19,015
2022	17,143	20,418	16,694
2022	16,025	19,506	15,756
2022	18,089	20,907	17,713
2023	17,957	22,408	17,891
2023	18,533	24,288	18,620
2023	17,944	23,497	18,031
2023	19,815	26,334	19,743
2024	21,558	28,973	21,517
2024	21,366	29,904	21,051
2024	22,822	31,767	23,036
2024	22,133	32,604	22,580

202501-4140694, 202502-4108458

E300-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Portfolio (Equity Income Portfolio Class)	11.70%	8.48%	8.27%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	8.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$763,930
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$4,670
  Portfolio Turnover Rate21.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.2%
Health Care	15.1
Industrials & Business Services	13.1
Energy	9.0
Information Technology	8.9
Consumer Staples	8.7
Utilities	6.4
Communication Services	3.9
Real Estate	3.9
Other	7.8

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.3%
MetLife	2.2
Southern	2.0
QUALCOMM	1.9
Chubb	1.8
General Electric	1.8
Elevance Health	1.8
American International Group	1.8
Charles Schwab	1.8
News	1.7

How has the fund changed?

This is a summary of certain material changes to Equity Income Portfolio. Effective May 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with a track record of paying dividends. The fund's next prospectus, which will be available around May 1, 2025, will contain more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Income Portfolio

Equity Income Portfolio Class (QAAHCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Equity Income Portfolio

Equity Income Portfolio - II Class (QAAHAX)

This annual shareholder report contains important information about Equity Income Portfolio (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio - II Class	$104	0.98%

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market eased. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies to support corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in materials led contributors to relative performance. Shares of International Paper fluctuated early on takeover rumors but rose after Andrew Silvernail became CEO in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples also added value, particularly Philip Morris International.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher utilization expectations for the next quarter. In industrials and business services, stock choices also hurt, driven by Boeing.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to consumer staples and energy and a lower allocation to consumer discretionary.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Equity Income Portfolio - II Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,880	10,180	9,928
2015	9,815	10,194	9,939
2015	8,794	9,455	9,104
2015	9,290	10,048	9,617
2016	9,536	10,145	9,775
2016	9,900	10,412	10,223
2016	10,300	10,870	10,579
2016	11,041	11,327	11,285
2017	11,397	11,978	11,654
2017	11,639	12,339	11,811
2017	12,135	12,903	12,178
2017	12,778	13,721	12,827
2018	12,476	13,633	12,464
2018	12,683	14,163	12,610
2018	13,177	15,172	13,329
2018	11,539	13,002	11,767
2019	12,794	14,828	13,171
2019	13,328	15,435	13,677
2019	13,613	15,614	13,863
2019	14,544	17,035	14,890
2020	10,409	13,475	10,910
2020	11,786	16,443	12,469
2020	12,157	17,957	13,166
2020	14,684	20,593	15,306
2021	16,630	21,900	17,028
2021	17,358	23,705	17,915
2021	17,165	23,681	17,776
2021	18,386	25,877	19,157
2022	18,846	24,512	19,015
2022	16,823	20,418	16,694
2022	15,714	19,506	15,756
2022	17,727	20,907	17,713
2023	17,593	22,408	17,891
2023	18,137	24,288	18,620
2023	17,553	23,497	18,031
2023	19,378	26,334	19,743
2024	21,061	28,973	21,517
2024	20,867	29,904	21,051
2024	22,272	31,767	23,036
2024	21,583	32,604	22,580

202501-4140694, 202502-4108458

E350-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Portfolio (Equity Income Portfolio - II Class)	11.38%	8.21%	8.00%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	8.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$763,930
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$4,670
  Portfolio Turnover Rate21.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.2%
Health Care	15.1
Industrials & Business Services	13.1
Energy	9.0
Information Technology	8.9
Consumer Staples	8.7
Utilities	6.4
Communication Services	3.9
Real Estate	3.9
Other	7.8

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.3%
MetLife	2.2
Southern	2.0
QUALCOMM	1.9
Chubb	1.8
General Electric	1.8
Elevance Health	1.8
American International Group	1.8
Charles Schwab	1.8
News	1.7

How has the fund changed?

This is a summary of certain material changes to Equity Income Portfolio. Effective May 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with a track record of paying dividends. The fund's next prospectus, which will be available around May 1, 2025, will contain more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Income Portfolio

Equity Income Portfolio - II Class (QAAHAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$23,064
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2024
Equity Income Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Equity Income Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Equity Income Portfolio Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 27.76 $ 27.01 $ 30.07 $ 26.21 $ 27.13
Investment activities
Net investment income
(1)(2)
0.54 0.56 0.57 0.48 0.54
Net realized and unrealized gain/loss 2.67 1.94 (1.60) 6.12 (0.34)
Total from investment activities 3.21 2.50 (1.03) 6.60 0.20
Distributions
Net investment income (0.55) (0.57) (0.55) (0.48) (0.55)
Net realized gain (1.99) (1.18) (1.48) (2.26) (0.57)
Total distributions (2.54) (1.75) (2.03) (2.74) (1.12)
NET ASSET VALUE
End of period $ 28.43 $ 27.76 $ 27.01 $ 30.07 $ 26.21
Ratios/Supplemental Data
Total return
(2)(3)
11.70% 9.54% (3.34)% 25.55% 1.18%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.77% 0.85% 0.85% 0.85% 0.85%
Net expenses after waivers/payments by Price
Associates 0.74% 0.74% 0.74% 0.74% 0.74%
Net investment income 1.80% 2.05% 1.96% 1.60% 2.30%
Portfolio turnover rate 21.3% 17.5% 18.3% 19.8% 27.7%
Net assets, end of period (in millions) $ 432 $ 429 $ 434 $ 491 $ 430
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Equity Income Portfolio - II Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 27.59 $ 26.85 $ 29.91 $ 26.10 $ 27.01
Investment activities
Net investment income
(1)(2)
0.46 0.49 0.50 0.41 0.48
Net realized and unrealized gain/loss 2.65 1.94 (1.60) 6.08 (0.33)
Total from investment activities 3.11 2.43 (1.10) 6.49 0.15
Distributions
Net investment income (0.49) (0.51) (0.48) (0.42) (0.49)
Net realized gain (1.99) (1.18) (1.48) (2.26) (0.57)
Total distributions (2.48) (1.69) (1.96) (2.68) (1.06)
NET ASSET VALUE
End of period $ 28.22 $ 27.59 $ 26.85 $ 29.91 $ 26.10
Ratios/Supplemental Data
Total return
(2)(3)
11.38% 9.31% (3.59)% 25.22% 0.96%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 1.01% 1.10% 1.10% 1.10% 1.10%
Net expenses after waivers/payments by Price
Associates 0.98% 0.99% 0.99% 0.99% 0.99%
Net investment income 1.56% 1.81% 1.73% 1.36% 2.05%
Portfolio turnover rate 21.3% 17.5% 18.3% 19.8% 27.7%
Net assets, end of period (in thousands) $ 331,473 $ 306,457 $ 283,936 $ 295,512 $ 236,856
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Portfolio
December 31, 2024

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.5%
COMMUNICATION
SERVICES  3.9%
Diversified Telecommunication
Services  0.4%
AT&T  40,612 925
Verizon Communications  54,502 2,179
3,104
Entertainment  1.2%
Walt Disney  81,904 9,120
9,120
Media  2.3%
Comcast, Class A  117,133 4,396
News, Class A  456,630 12,575
News, Class B  20,403 621
17,592
Total Communication Services 29,816
CONSUMER
DISCRETIONARY  2.4%
Broadline Retail  0.2%
Kohl's  108,093 1,518
1,518
Hotels, Restaurants &
Leisure  1.2%
Las Vegas Sands  175,069 8,992
8,992
Leisure Products  0.5%
Mattel (1) 198,620 3,522
3,522
Specialty Retail  0.5%
Home Depot  3,300 1,284
TJX  23,243 2,808
4,092
Total Consumer Discretionary 18,124
CONSUMER STAPLES  8.7%
Beverages  0.1%
Keurig Dr Pepper  28,500 915
915
Consumer Staples Distribution &
Retail  1.6%
Dollar General  29,600 2,244
Walmart  111,246 10,051
12,295
Food Products  1.4%
Conagra Brands  174,101 4,831
Tyson Foods, Class A  105,126 6,039
10,870
Household Products  2.2%
Colgate-Palmolive  50,214 4,565
Shares $ Value
(Cost and value in $000s)
‡
Kimberly-Clark  93,194 12,212
16,777
Personal Care Products  1.7%
Kenvue  594,962 12,702
12,702
Tobacco  1.7%
Philip Morris International  107,771 12,970
12,970
Total Consumer Staples 66,529
ENERGY  9.0%
Energy Equipment &
Services  0.6%
Baker Hughes  26,800 1,099
Schlumberger  100,600 3,857
4,956
Oil, Gas & Consumable
Fuels  8.4%
Chevron  11,170 1,618
ConocoPhillips  78,551 7,790
Enbridge  53,200 2,257
EOG Resources  36,432 4,466
EQT  127,095 5,860
Expand Energy  16,300 1,623
Exxon Mobil  106,820 11,491
South Bow (CAD)  101,500 2,395
South Bow  16,304 384
Suncor Energy  153,200 5,466
TC Energy  70,220 3,267
TotalEnergies (EUR)  200,104 11,149
TotalEnergies, ADR  28,312 1,543
Williams  95,000 5,142
64,451
Total Energy 69,407
FINANCIALS  23.2%
Banks  9.6%
Bank of America  176,675 7,765
Citigroup  158,562 11,161
Fifth Third Bancorp  174,006 7,357
Huntington Bancshares  623,411 10,143
JPMorgan Chase  52,289 12,534
U.S. Bancorp  145,063 6,939
Wells Fargo  248,836 17,478
73,377
Capital Markets  2.2%
Charles Schwab  180,989 13,395
Morgan Stanley  17,823 2,241
State Street  8,500 834
16,470
Financial Services  3.2%
Apollo Global Management  17,421 2,877
Equitable Holdings  253,231 11,945

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Fiserv (1) 46,624 9,578
24,400
Insurance  8.2%
American International Group  187,509 13,651
Chubb  50,977 14,085
Hartford Financial Services Group  93,955 10,279
Loews  98,127 8,310
MetLife  201,385 16,489
62,814
Total Financials 177,061
HEALTH CARE  15.1%
Biotechnology  0.5%
AbbVie  9,593 1,705
Biogen (1) 11,606 1,775
3,480
Health Care Equipment &
Supplies  4.2%
Becton Dickinson & Company  56,850 12,898
GE HealthCare Technologies  14,936 1,168
Medtronic  86,495 6,909
Zimmer Biomet Holdings  108,600 11,471
32,446
Health Care Providers &
Services  5.3%
Cardinal Health  11,000 1,301
Centene (1) 18,780 1,138
Cigna Group  24,971 6,895
CVS Health  143,109 6,424
Elevance Health  37,026 13,659
Humana  4,100 1,040
UnitedHealth Group  20,100 10,168
40,625
Life Sciences Tools &
Services  0.5%
Thermo Fisher Scientific  7,700 4,006
4,006
Pharmaceuticals  4.6%
AstraZeneca, ADR  92,800 6,080
Bristol-Myers Squibb  74,200 4,197
Johnson & Johnson  39,838 5,761
Merck  15,957 1,587
Pfizer  128,425 3,407
Sanofi (EUR)  44,804 4,356
Sanofi, ADR  68,900 3,323
Viatris  486,800 6,061
34,772
Total Health Care 115,329
INDUSTRIALS & BUSINESS
SERVICES  12.7%
Aerospace & Defense  4.6%
Boeing (1) 49,444 8,751
General Electric  84,309 14,062
Shares $ Value
(Cost and value in $000s)
‡
L3Harris Technologies  60,261 12,672
35,485
Air Freight & Logistics  1.0%
United Parcel Service, Class B  60,946 7,685
7,685
Electrical Equipment  0.9%
GE Vernova  8,902 2,928
Rockwell Automation  13,800 3,944
6,872
Ground Transportation  1.2%
CSX  160,100 5,166
Norfolk Southern  17,600 4,131
9,297
Industrial Conglomerates  1.5%
3M  19,900 2,569
Honeywell International  2,500 565
Siemens (EUR)  43,299 8,443
11,577
Machinery  2.5%
AGCO  24,160 2,258
Cummins  15,400 5,368
Fortive  22,100 1,658
Stanley Black & Decker  122,428 9,830
19,114
Passenger Airlines  1.0%
Southwest Airlines  222,437 7,478
7,478
Total Industrials & Business Services 97,508
INFORMATION
TECHNOLOGY  8.9%
Communications Equipment  0.3%
Cisco Systems  42,028 2,488
2,488
Electronic Equipment,
Instruments & Components  1.0%
TE Connectivity  53,620 7,666
7,666
IT Services  0.9%
Accenture, Class A  18,705 6,580
6,580
Semiconductors & Semiconductor
Equipment  4.0%
Advanced Micro Devices (1) 18,500 2,234
Applied Materials  31,029 5,046
Intel  114,600 2,298
QUALCOMM  92,623 14,229
Texas Instruments  38,098 7,144
30,951
Software  2.0%
Adobe (1) 5,200 2,312
Microsoft  26,497 11,169

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Salesforce  5,500 1,839
15,320
Technology Hardware, Storage &
Peripherals  0.7%
Samsung Electronics (KRW)  140,849 5,026
5,026
Total Information Technology 68,031
MATERIALS  3.5%
Chemicals  1.5%
CF Industries Holdings  136,257 11,625
11,625
Containers & Packaging  1.7%
International Paper  237,339 12,774
12,774
Paper & Forest Products  0.3%
West Fraser Timber  24,600 2,129
2,129
Total Materials 26,528
REAL ESTATE  3.9%
Industrial Real Estate Investment
Trusts  0.4%
Rexford Industrial Realty, REIT  83,498 3,228
3,228
Office Real Estate Investment
Trusts  0.1%
Vornado Realty Trust, REIT  11,600 488
488
Residential Real Estate
Investment Trusts  1.4%
Equity Residential, REIT  150,196 10,778
10,778
Specialized Real Estate
Investment Trusts  2.0%
Rayonier, REIT  179,052 4,673
Weyerhaeuser, REIT  372,465 10,485
15,158
Total Real Estate 29,652
UTILITIES  6.2%
Electric Utilities  2.9%
NextEra Energy  75,902 5,442
PG&E  63,100 1,273
Southern  186,379 15,343
22,058
Gas Utilities  0.2%
Atmos Energy  11,100 1,546
1,546
Multi-Utilities  3.1%
Ameren  99,009 8,825
Dominion Energy  129,184 6,958
NiSource  31,251 1,149
Shares $ Value
(Cost and value in $000s)
‡
Sempra  75,945 6,662
23,594
Total Utilities 47,198
Total Miscellaneous Common
Stocks  0.0% (2) 308
Total Common Stocks (Cost
$514,732) 745,491
CONVERTIBLE PREFERRED STOCKS  0.6%
INDUSTRIALS & BUSINESS
SERVICES  0.4%
Aerospace & Defense  0.4%
Boeing, 6.00%, 10/15/27  51,994 3,166
Total Industrials & Business Services 3,166
UTILITIES  0.2%
Electric Utilities  0.2%
NextEra Energy, 6.926%, 9/1/25  29,299 1,199
Total Utilities 1,199
Total Convertible Preferred Stocks
(Cost $4,028) 4,365
PREFERRED STOCKS  0.5%
CONSUMER
DISCRETIONARY  0.5%
Automobiles  0.5%
Dr. Ing. h.c. F. Porsche (EUR)  19,874 1,204
Volkswagen (EUR)  29,699 2,740
Total Consumer Discretionary 3,944
Total Preferred Stocks (Cost
$5,928) 3,944
SHORT-TERM INVESTMENTS  1.2%
Money Market Funds  1.2%
T. Rowe Price Government Reserve
Fund, 4.53% (3)(4) 8,959,643 8,960
Total Short-Term Investments
(Cost $8,960) 8,960
Total Investments in Securities
99.8% of Net Assets
(Cost $533,648) $ 762,760

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.53% $ —# $ — $ 339+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government Reserve Fund, 4.53% $ 6,010  ¤  ¤ $ 8,960^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $339 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,960.

T. ROWE PRICE Equity Income Portfolio
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $533,648) $ 762,760
Dividends receivable 1,437
Receivable for shares sold 572
Cash 1
Other assets 247
Total assets 765,017
Liabilities
Payable for shares redeemed 518
Investment management fees payable 360
Due to affiliates 11
Payable to directors 1
Other liabilities 197
Total liabilities 1,087
NET ASSETS $ 763,930
Net Assets Consist of:
Total distributable earnings (loss) $ 236,902
Paid-in capital applicable to 26,956,485 shares of $0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized 527,028
NET ASSETS $ 763,930
NET ASSET VALUE PER SHARE
Equity Income Portfolio Class
(Net assets: $432,457; Shares outstanding: 15,212,072) $ 28.43
Equity Income Portfolio - II Class
(Net assets: $331,473; Shares outstanding: 11,744,413) $ 28.22

T. ROWE PRICE Equity Income Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Dividend income (net of foreign taxes of $314) $ 19,501
.... ... ...
Expenses
Investment management and administrative expenses
(1)
2,095
Investment management 2,846
Shareholder servicing
Equity Income Portfolio Class $ 441
Equity Income Portfolio - II Class 331 772
Rule 12b-1 fees
Equity Income Portfolio - II Class 802
Prospectus and shareholder reports
Equity Income Portfolio Class 20
Equity Income Portfolio - II Class 3 23
Custody and accounting 152
Legal and audit 31
Directors 2
Miscellaneous 7
Waived / paid by Price Associates (271)
Total expenses 6,459
Net investment income 13,042
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 58,077
Foreign currency transactions 19
Net realized gain 58,096
Change in net unrealized gain / loss
Securities 11,912
Other assets and liabilities denominated in foreign currencies (13)
Change in net unrealized gain / loss 11,899
Net realized and unrealized gain / loss 69,995
INCREASE IN NET ASSETS FROM OPERATIONS
$ 83,037
(1)
Prior to May 1, 2024, the fund operated under an all-inclusive annual fee which is represented as "Investment management and administrative expense" on the Statement of Operations. See Note 6.

T. ROWE PRICE Equity Income Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 13,042 $ 13,738
Net realized gain 58,096 28,962
Change in net unrealized gain / loss 11,899 21,509
Increase in net assets from operations 83,037 64,209
Distributions to shareholders
Net earnings
Equity Income Portfolio Class (36,408) (26,229)
Equity Income Portfolio - II Class (26,974) (17,962)
Decrease in net assets from distributions (63,382) (44,191)
Capital share transactions
*
Shares sold
Equity Income Portfolio Class 26,239 21,504
Equity Income Portfolio - II Class 35,932 32,017
Distributions reinvested
Equity Income Portfolio Class 36,408 26,229
Equity Income Portfolio - II Class 26,974 17,962
Shares redeemed
Equity Income Portfolio Class (71,744) (64,472)
Equity Income Portfolio - II Class (45,222) (35,615)
Increase (decrease) in net assets from capital share transactions 8,587 (2,375)
Net Assets
Increase during period 28,242 17,643
Beginning of period 735,688 718,045
End of period $ 763,930 $ 735,688
*Share information (000s)
Shares sold
Equity Income Portfolio Class 873 789
Equity Income Portfolio - II Class 1,193 1,188
Distributions reinvested
Equity Income Portfolio Class 1,283 969
Equity Income Portfolio - II Class 958 667
Shares redeemed
Equity Income Portfolio Class (2,405) (2,371)
Equity Income Portfolio - II Class (1,517) (1,320)
Increase (decrease) in shares outstanding 385 (78)

T. ROWE PRICE Equity Income Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Equity Income Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares:
the Equity Income Portfolio (Equity Income Portfolio Class) and the Equity Income Portfolio–II (Equity Income Portfolio–
II Class). Equity Income Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain
(loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Equity Income
Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Equity Income Portfolio

New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the

T. ROWE PRICE Equity Income Portfolio

Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $162,525,000 and $205,883,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 714,122 $ 31,369 $ — $ 745,491
Convertible Preferred Stocks 4,365 — — 4,365
Preferred Stocks — 3,944 — 3,944
Short-Term Investments 8,960 — — 8,960
Total $ 727,447 $ 35,313 $ — $ 762,760

T. ROWE PRICE Equity Income Portfolio

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital gains, if any) $ 14,148 $ 16,725
Long-term capital gain 49,234 27,466
Total distributions $ 63,382 $ 44,191
($000s)
Cost of investments $ 534,835
Unrealized appreciation $ 251,647
Unrealized depreciation (23,733)
Net unrealized appreciation (depreciation) $ 227,914
($000s)
Undistributed ordinary income $ 394
Undistributed long-term capital gain 8,594
Net unrealized appreciation (depreciation) 227,914
Total distributable earnings (loss) $ 236,902

T. ROWE PRICE Equity Income Portfolio

deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.26% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion.
The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31,
2024, the effective annual group fee rate was 0.28%. Prior to May 1, 2024, the fund paid an annual all-inclusive fee equal to 0.85% of the fund’s average daily net assets, which was computed daily and paid monthly. The annual all-inclusive fee covered investment management services and ordinary, recurring operating expenses but did not cover interest expense;
expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Prior to May 1, 2024, Price
Associates had also contractually agreed, through April 30, 2024, to waive a portion of its management fee in order to limit the fund’s management fee to 0.74% of the fund’s average daily net assets. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived through
April 30, 2024 were $271,000 and allocated ratably in the amounts of $157,000 and $114,000 for the Equity Income
Portfolio Class and Equity Income Portfolio-II Class, respectively.
Effective May 1, 2024, the fund is subject to a permanent contractual expense limitation, pursuant to which Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed
0.74%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay
Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the period May 1, 2024 through December 31, 2024.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Prior to May 1, 2024, pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements were paid by Price Associates. For the period May 1, 2024 through December 31, 2024, expenses incurred pursuant to these service agreements were $81,000 for Price Associates and $10,000 for T. Rowe
Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities

T. ROWE PRICE Equity Income Portfolio

lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Equity Income Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Equity Income Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Equity Income Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the
"Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Equity Income Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$49,234,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $19,000,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $15,512,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E300-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

 (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2025